Liabilities with customers (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Summary of liabilities with customers

	12/31/2023	12/31/2022
Time deposits (a)	28,158,459	10,517,060
Demand deposits	2,572,536	11,566,826
Savings deposits	1,540,604	1,307,055
Creditors by resources to release	380,021	251,863
Total	32,651,620	23,642,804